Consolidated Statements of Changes in Shareholders' (Deficit)/Equity - USD ($) $ in Thousands	Total	Impact of ASC 326 adoption	As reported under ASC 326	Common stock	Additional paid-in capital	Other reserves	Accumulated other comprehensive income / (loss)	Accumulated losses	Accumulated losses Impact of ASC 326 adoption	Accumulated losses As reported under ASC 326	Treasury Stock
Beginning balance (in shares) at Dec. 31, 2019				69,648,000
Beginning balance at Dec. 31, 2019	$ 194,236		$ 193,160	$ 261,608	$ 327,523	$ (728)	$ 610	$ (326,510)		$ (327,586)	$ (68,267)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	7,312				7,312
Foreign currency translation adjustment	$ (13,190)						(13,190)
Exercise of stock-based awards (in shares)	33,133			451,000
Exercise of stock-based awards	$ 370			$ 4,090	(3,720)
Net loss for the year	(142,587)							(142,587)
Warrants, net of issuance costs	56,339				56,339
Accretion of Series A non-convertible preferred shares	(2,831)				(2,831)
Accrual of cumulative dividends of Series A non-convertible preferred shares	(4,212)				(4,212)
Accrual of dividends of Series B convertible preferred shares	(553)				(553)
Accretion of redeemable non-controlling interest	(78)				(78)
Ending balance (in shares) at Dec. 31, 2020				70,099,000
Ending balance at Dec. 31, 2020	93,730			$ 265,698	379,780	(728)	(12,580)	(470,173)			(68,267)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in accounting standard ASC 326		$ (1,076)							$ (1,076)
Stock-based compensation expense	12,338				12,338
Foreign currency translation adjustment	$ (5,485)						(5,485)
Exercise of stock-based awards (in shares)	145,485			1,147,000
Exercise of stock-based awards	$ 1,522			$ 14,234	(12,712)
Net loss for the year	(104,628)							(104,628)
Accretion of Series A non-convertible preferred shares	(10,600)				(10,600)
Accrual of cumulative dividends of Series A non-convertible preferred shares	(15,251)				(15,251)
Accrual of dividends of Series B convertible preferred shares	(2,000)				(2,000)
Accretion of redeemable non-controlling interest	(1,355)				(1,355)
Redemption of non-controlling interest	0
Ending balance (in shares) at Dec. 31, 2021				71,246,000
Ending balance at Dec. 31, 2021	(31,729)			$ 279,932	350,200	(728)	(18,065)	(574,801)			(68,267)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	7,292				7,292
Foreign currency translation adjustment	$ 1,973						1,973
Exercise of stock-based awards (in shares)	48,172			1,070,000
Exercise of stock-based awards	$ 367			$ 7,621	(7,254)
Net loss for the year	(68,521)							(68,521)
Treasury Stock	(10,000)										(10,000)
Accretion of Series A non-convertible preferred shares	(11,884)				(11,884)
Accrual of cumulative dividends of Series A non-convertible preferred shares	(15,375)				(15,375)
Accrual of dividends of Series B convertible preferred shares	(2,000)				(2,000)
Accretion of redeemable non-controlling interest	(473)				(473)
Redemption of non-controlling interest	3,200				(3,200)
Ending balance at Dec. 31, 2022	$ (127,150)			$ 287,553	$ 323,706	$ (728)	$ (16,092)	$ (643,322)			$ (78,267)